COMMITMENTS (Details Textual) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Lease Expiration Date	Dec. 31, 2020
Operating Leases, Rent Expense	$ 70,586	$ 19,694	$ 0